Suppliers and contractors (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Outstanding balance related to transactions	$ 1,391	$ 1,438
Receivables interest	$ 221	$ 221